LEASES - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-Use Assets [Roll Forward]
Beginning balance	$ 55,590	$ 38,283
Additions	32,090	23,461
Accumulated depreciation	0
Exchange realignment	645	(411)
Depreciation of right-of-use assets	(7,823)	(5,743)
Ending balance	80,502	55,590
Leasehold land
Right-of-Use Assets [Roll Forward]
Beginning balance	4,357
Ending balance	4,192	4,357
Leasehold land | Non-Collaboration Assets Leased
Right-of-Use Assets [Roll Forward]
Beginning balance	4,357	4,862
Additions	0	0
Accumulated depreciation	0
Exchange realignment	(72)	(408)
Depreciation of right-of-use assets	(93)	(97)
Ending balance	4,192	4,357
Buildings
Right-of-Use Assets [Roll Forward]
Beginning balance	4,887
Ending balance	3,621	4,887
Buildings | Non-Collaboration Assets Leased
Right-of-Use Assets [Roll Forward]
Beginning balance	4,887	2,324
Additions	880	4,677
Accumulated depreciation	0
Exchange realignment	22	(224)
Depreciation of right-of-use assets	(2,168)	(1,890)
Ending balance	3,621	4,887
Buildings | Collaboration Assets Leased
Right-of-Use Assets [Roll Forward]
Beginning balance	36,624	19,907
Additions	26,777	18,486
Accumulated depreciation	0
Exchange realignment	695	221
Depreciation of right-of-use assets	(3,556)	(1,990)
Ending balance	60,540	36,624
Machinery and equipment | Collaboration Assets Leased
Right-of-Use Assets [Roll Forward]
Beginning balance	9,711	11,174
Additions	4,433	298
Accumulated depreciation	0
Exchange realignment	0	0
Depreciation of right-of-use assets	(2,002)	(1,761)
Ending balance	12,142	9,711
Computer and office equipment | Collaboration Assets Leased
Right-of-Use Assets [Roll Forward]
Beginning balance	11	16
Additions	0	0
Accumulated depreciation	0
Exchange realignment	0	0
Depreciation of right-of-use assets	(4)	(5)
Ending balance	$ 7	$ 11